SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 99.01%
Communication Services — 1.67%
14,300	Cumulus Media, Inc., Class A*	$88,803
200	Daily Journal Corp.*	50,102
46,050	DHI Group, Inc.*	243,604
33,900	Entravision Communications Corp., Class A	162,720
23,643	EW Scripps Co. (The), Class A*	311,851
8,700	Harte-Hanks, Inc.*	101,703
5,800	Marcus Corp. (The)	83,462
119,400	Point.360*,(a),(b),(c)	0
14,900	Reservoir Media, Inc.*	88,953
15,600	Saga Communications, Inc., Class A	368,160
39,150	Salem Media Group, Inc.*	41,108
12,500	Spok Holdings, Inc.	102,375
19,200	Townsquare Media, Inc., Class A*	139,200

		1,782,041

Consumer Discretionary — 16.60%
10,800	1-800-Flowers.com, Inc., Class A*	103,248
7,800	Aaron’s Co., Inc. (The)	93,210
6,400	American Outdoor Brands, Inc.*	64,128
7,100	American Public Education, Inc.*	87,259
6,400	America’s Car-Mart, Inc.*	462,464
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
11,000	Bassett Furniture Industries, Inc.	191,180
33,400	Beazer Homes USA, Inc.*	426,184
17,800	Big 5 Sporting Goods Corp.	157,174
3	Biglari Holdings, Inc., Class B*	416
3,420	Bluegreen Vacations Holding Corp.	85,363
8,630	Build-A-Bear Workshop, Inc.*	205,739
3,200	Canterbury Park Holding Corp.	100,032
6,050	Carriage Services, Inc.	166,617
10,900	Cato Corp. (The), Class A	101,697
14,200	Century Casinos, Inc.*	99,826
12,993	Century Communities, Inc.	649,780
4,200	Chuy’s Holdings, Inc.*	118,860
4,800	Citi Trends, Inc.*	127,104
11,942	Clarus Corp.	93,625
64,330	Container Store Group, Inc. (The)*	277,262
28,600	Crown Crafts, Inc.	152,724
34,500	Delta Apparel, Inc.*	366,045
9,900	Dream Finders Homes, Inc., Class A*	85,734
19,000	Duluth Holdings, Inc., Class B*	117,420
10,000	El Pollo Loco Holdings, Inc.	99,600
8,000	Escalade, Inc.	81,440
11,100	Ethan Allen Interiors, Inc.	293,262
4,900	Flanigan’s Enterprises, Inc.	126,812

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

9,600	Flexsteel Industries, Inc.	$147,840
8,700	Funko, Inc., Class A*	94,917
2,800	Genesco, Inc.*	128,856
18,280	Haverty Furniture Cos., Inc.	546,572
10,400	hhgregg, Inc.*	2
2,000	Hibbett, Inc.	136,440
20,900	Hooker Furnishings Corp.	390,830
2,800	Hovnanian Enterprises, Inc., Class A*	117,824
20,900	Jerash Holdings US, Inc.	81,092
6,740	Johnson Outdoors, Inc., Class A	445,649
23,500	Kid Brands, Inc.*,(b)	0
37,620	Lakeland Industries, Inc.*	500,346
14,300	Lands’ End, Inc.*	108,537
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
7,400	La-Z-Boy, Inc.	168,868
10,800	Lazydays Holdings, Inc.*	128,952
14,100	Legacy Housing Corp.*	267,336
14,800	Lifetime Brands, Inc.	112,332
29,900	Lincoln Educational Services Corp.*	173,121
5,000	Live Ventures, Inc.*	156,500
14,600	LL Flooring Holdings, Inc.*	82,052
12,380	M/I Homes, Inc.*	571,709
18,780	MarineMax, Inc.*	586,312
8,100	McRae Industries, Inc., Class A	337,770
2,285	Mecklermedia Corp.*,(a),(b),(c)	0
21,000	Mestek, Inc.*,(b)	548,100
10,100	Modine Manufacturing Co.*	200,586
9,000	Motorcar Parts of America, Inc.*	106,740
14,340	Movado Group, Inc.	462,465
3,700	Nathan’s Famous, Inc.	248,677
10,100	Nobility Homes, Inc.	240,380
2,500	OneWater Marine, Inc., Class A*	71,500
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
8,425	Patrick Industries, Inc.	510,555
1,700	RCI Hospitality Holdings, Inc.	158,423
23,900	Rocky Brands, Inc.	564,518
10,160	Sonic Automotive, Inc., Class A	500,583
9,300	Sportsman’s Warehouse Holdings, Inc.*	87,513
13,000	Standard Motor Products, Inc.	452,400
13,430	Strattec Security Corp.*	275,987
25,010	Stride, Inc.*	782,313
32,089	Superior Group of Cos., Inc.	322,815
36,100	Superior Industries International, Inc.*	152,342
5,740	Taylor Morrison Home Corp.*	174,209
32,000	Tilly’s, Inc., Class A*	289,600
9,160	TravelCenters of America, Inc.*	410,185
23,200	Tupperware Brands Corp.*	96,048
31,800	Unifi, Inc.*	273,798
6,100	Universal Electronics, Inc.*	126,941

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

12,700	Universal Technical Institute, Inc.*	$85,344
30,000	Universal Travel Group*,(a),(b),(c)	0
9,400	VOXX International Corp.*	78,772
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
13,500	Weyco Group, Inc.	285,660

		17,724,516

Consumer Staples — 4.22%
4,000	Alico, Inc.	95,480
4,350	Andersons, Inc. (The)	152,207
13,425	Central Garden & Pet Co.*	502,766
36	Hawaiian Macadamia Nut Orchards L.P.*,(b)	82,800
11,260	Ingles Markets, Inc., Class A	1,086,140
20,700	Lifevantage Corp.	77,004
1,300	Molson Coors Beverage Co., Class A	100,100
10,400	Natural Alternatives International, Inc.*	87,256
41,860	Natural Grocers by Vitamin Cottage, Inc.	382,600
13,900	Nature’s Sunshine Products, Inc.*	115,648
18,430	Oil-Dri Corp. of America	618,142
4,400	Seneca Foods Corp., Class A*	268,180
21,460	SpartanNash Co.	648,950
12,200	Village Super Market, Inc., Class A	284,138

		4,501,411

Energy — 2.71%
6,300	Adams Resources & Energy, Inc.	245,196
45,500	Aegean Marine Petroleum Network, Inc.*,(a),(b),(c)	0
1	Bristow Group, Inc.*	27
1,830	Civitas Resources, Inc.	106,012
4,500	CONSOL Energy, Inc.	292,500
8,800	Dorian LPG Ltd.	166,760
7,700	Global Partners LP	267,729
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
51,740	North American Construction Group Ltd.	691,764
12,100	PermRock Royalty Trust	93,291
4,900	Ranger Oil Corp., Class A	198,107
12,930	REX American Resources Corp.*	411,950
8,050	Sitio Royalties Corp., Class A	232,243
8,400	Solaris Oilfield Infrastructure, Inc., Class A	83,412
18,880	W&T Offshore, Inc.*	105,350

		2,894,341

Financials — 38.57%
4,700	ACNB Corp.	187,107
6,200	AFC Gamma, Inc., REIT	97,526
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
9,200	Amalgamated Financial Corp.	211,968
8,900	Amerant Bancorp, Inc.	238,876
3,900	American Business Bank*	155,220

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

7,300	American National Bankshares, Inc.	$269,589
7,600	Ames National Corp.	179,436
5,968	Apollo Commercial Real Estate Finance, Inc., REIT	64,216
21,926	Arbor Realty Trust, Inc., REIT	289,204
46,870	Ares Commercial Real Estate Corp., REIT	482,292
2,200	Arlington Asset Investment Corp., REIT, Class A*	6,446
101	Ashford, Inc.*	1,402
1,900	Associated Capital Group, Inc., Class A	79,781
3,300	Atlanticus Holdings Corp.*	86,460
34,550	Banc of California, Inc.	550,381
13,200	Banco Latinoamericano de Comercio Exterior SA, Class E	213,840
12,900	Bancorp, Inc. (The)*	366,102
2,800	Bank First Corp.	259,896
5,142	Bank of Marin Bancorp	169,069
5,500	Bank of Princeton (The)	174,460
6,000	Bank7 Corp.	153,600
14,400	BankFinancial Corp.	151,632
7,000	Bankwell Financial Group, Inc.	206,010
2,628	Banner Corp.	166,090
9,500	Bar Harbor Bankshares	304,380
5,300	BayCom Corp.	100,594
10,500	BCB Bancorp, Inc.	188,895
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
7,500	Blucora, Inc.*	191,475
8,100	Blue Ridge Bankshares, Inc.	101,169
3,500	BNCCORP, Inc.	104,125
8,000	Bogota Financial Corp.*	89,440
19,000	Bridgewater Bancshares, Inc.*	337,060
5,500	Business First Bancshares, Inc.	121,770
1,700	C&F Financial Corp.	99,059
3,800	California BanCorp*	90,364
36,100	California First Leasing Corp.*	583,015
1,500	Cambridge Bancorp	124,590
6,200	Capital Bancorp, Inc.	145,948
9,400	Capital City Bank Group, Inc.	305,500
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
10,300	Capstar Financial Holdings, Inc.	181,898
5,700	Central Valley Community Bancorp	120,726
6,500	CF Bankshares, Inc.	137,670
1,900	Chemung Financial Corp.	87,153
22,597	Cherry Hill Mortgage Investment Corp., REIT	131,063
5,700	Chicago Atlantic Real Estate Finance, Inc.	85,899
8,200	Citizens & Northern Corp.	187,452
6,300	Citizens Community Bancorp, Inc.	75,789
1,300	Citizens Financial Services, Inc.	99,528
12,200	Civista Bancshares, Inc.	268,522
10,000	CNB Financial Corp.	237,900
2,800	Coastal Financial Corp.*	133,056
3,800	Codorus Valley Bancorp, Inc.	90,440

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

8,300	Cohen & Co., Inc.	$69,222
6,600	Colony Bankcorp, Inc.	83,754
98,543	Consumer Portfolio Services, Inc.*	872,106
2,189	Cowen, Inc., Class A	84,539
7,300	Crescent Capital BDC, Inc.	93,294
1,400	Croghan Bancshares, Inc.	78,400
11,248	Dime Community Bancshares, Inc.	358,024
8,977	Donegal Group, Inc., Class A	127,473
3,100	Donnelley Financial Solutions, Inc.*	119,815
13,346	Dynex Capital, Inc., REIT	169,761
21,100	Ellington Residential Mortgage, REIT	144,746
8,000	Embassy Bancorp, Inc.	148,000
24,440	Enova International, Inc.*	937,763
8,300	Enterprise Bancorp, Inc.	292,990
5,878	Enterprise Financial Services Corp.	287,787
4,700	Equity Bancshares, Inc., Class A	153,549
7,200	Esquire Financial Holdings, Inc.	311,472
6,800	ESSA Bancorp, Inc.	141,916
4,400	Evans Bancorp, Inc.	164,516
16,500	Farmers National Banc Corp.	232,980
6,987	FB Financial Corp.	252,510
9,490	Federal Agricultural Mortgage Corp., Class C	1,069,618
2,800	Fidelity D&D Bancorp, Inc.	131,992
8,000	Financial Institutions, Inc.	194,880
2,800	Finward Bancorp	101,360
6,700	First Bancorp, Inc. (The)	200,598
10,400	First Bank	143,104
7,700	First Business Financial Services, Inc.	281,435
6,700	First Community Bankshares, Inc.	227,130
9,800	First Financial Corp.	451,584
10,000	First Financial Northwest, Inc.	149,800
9,200	First Internet Bancorp	223,376
4,623	First Merchants Corp.	190,051
9,800	First of Long Island Corp. (The)	176,400
38,000	First Place Financial Corp.*,(a),(b),(c)	0
10,100	First Reliance Bancshares, Inc.*	87,567
5,400	First Savings Financial Group, Inc.	108,000
5,300	First Western Financial, Inc.*	149,195
8,600	Flushing Financial Corp.	166,668
8,400	FS Bancorp, Inc.	280,896
10,600	FVCBankcorp, Inc.*	202,142
10,400	GCM Grosvenor, Inc., Class A	79,144
15,100	Granite Point Mortgage Trust, Inc.	80,936
43,528	Great Ajax Corp., REIT	315,578
8,550	Guaranty Bancshares, Inc.	296,172
8,700	Guild Holdings Co., Class A*	87,783
11,700	Hanmi Financial Corp.	289,575
12,300	HBT Financial, Inc.	240,711

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

2,840	HCI Group, Inc.	$112,436
700	Hingham Institution for Savings (The), FOR	193,172
5,000	Home Bancorp, Inc.	200,150
11,340	HomeTrust Bancshares, Inc.	274,088
3,500	HV Bancorp, Inc.*	99,540
11,600	Independent Bank Corp.	277,472
8,500	Investar Holding Corp.	183,005
3,704	Investors Title Co.	546,525
4,000	Kansas City Life Insurance Co.	105,600
7,874	Lakeland Bancorp, Inc.	138,661
6,400	LCNB Corp.	115,200
3,500	Limestone Bancorp, Inc.	85,470
28,000	Macatawa Bank Corp.	308,840
3,100	MainStreet Bancshares, Inc.	85,219
24,300	Manhattan Bridge Capital, Inc., REIT	130,977
12,800	Medallion Financial Corp.	91,392
5,000	Mercantile Bank Corp.	167,400
10,050	Merchants Bancorp	244,416
6,500	Meridian Corp.	196,885
8,000	Metrocity Bankshares, Inc.	173,040
6,600	Metropolitan Bank Holding Corp.*	387,222
5,500	Mid Penn Bancorp, Inc.	164,835
8,700	Midland States Bancorp, Inc.	231,594
6,700	MidWestOne Financial Group, Inc.	212,725
7,200	MVB Financial Corp.	158,544
6,200	National Bankshares, Inc.	249,860
2,800	National Western Life Group, Inc., Class A	786,800
7,900	Nexpoint Real Estate Finance, Inc., REIT	125,531
11,567	Nicholas Financial, Inc.*	72,988
7,100	Northeast Bank	298,910
14,600	Northeast Community Bancorp, Inc.	217,832
5,100	Northrim BanCorp, Inc.	278,307
40,510	Northwest Bancshares, Inc.	566,330
2,700	Ocwen Financial Corp.*	82,566
24,100	OFG Bancorp	664,196
20,400	Old Second Bancorp, Inc.	327,216
13,200	OP Bancorp	147,312
12,600	Oppenheimer Holdings, Inc., Class A	533,358
4,000	Orange County Bancorp, Inc.	186,320
10,200	Orrstown Financial Services, Inc.	236,232
8,500	Pacific Financial Corp.	90,950
9,300	Parke Bancorp, Inc.	192,882
16,200	Partners Bancorp	143,532
6,600	PCB Bancorp	116,754
13,900	PCSB Financial Corp.	264,656
5,500	Peapack-Gladstone Financial Corp.	204,710
2,400	PennyMac Financial Services, Inc.	135,984
18,398	Peoples Bancorp, Inc.	519,743
3,900	Peoples Financial Services Corp.	202,176

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

7,300	Pinnacle Bank/Gilroy CA*	$97,820
1,330	Piper Sandler Cos.	173,153
37,864	Premier Financial Corp.	1,021,192
18,400	Primis Financial Corp.	218,040
5,900	Private Bancorp of America, Inc.*	191,101
8,100	Professional Holding Corp., Class A*	224,694
15,500	Provident Financial Holdings, Inc.	213,435
7,220	Provident Financial Services, Inc.	154,219
12,400	RBB Bancorp	258,540
16,781	Ready Capital Corp., REIT	186,940
3,700	Red River Bancshares, Inc.	188,922
19,860	Regional Management Corp.	557,669
19,100	Riverview Bancorp, Inc.	146,688
3,050	S&T Bancorp, Inc.	104,249
26,200	Sachem Capital Corp., REIT	86,460
6,420	Safety Insurance Group, Inc.	540,949
6,300	SB Financial Group, Inc.	105,588
9,300	Seven Hills Realty Trust, REIT	84,537
11,000	Shore Bancshares, Inc.	191,730
10,300	Sierra Bancorp	218,772
4,600	Silvercrest Asset Management Group, Inc., Class A	86,342
7,245	Simmons First National Corp., Class A	156,347
11,500	SmartFinancial, Inc.	316,250
6,300	South Atlantic Bancshares, Inc.*	85,680
12,400	South Plains Financial, Inc.	341,372
5,900	Southern First Bancshares, Inc.*	269,925
6,900	Southern Missouri Bancorp, Inc.	316,227
1,936	SouthState Corp.	147,833
9,800	Stewart Information Services Corp.	418,754
6,100	Summit Financial Group, Inc.	151,829
8,700	SWK Holdings Corp.*	153,468
6,200	Territorial Bancorp, Inc.	148,862
4,700	Third Coast Bancshares, Inc.*	86,621
6,900	Timberland Bancorp, Inc.	235,497
1,947	Trenwick America Corp.*,(a),(b),(c)	0
1,098	Trenwick America Corp.*,(a),(b),(c)	0
8,400	Trinity Capital, Inc.	91,812
3,744	United Bankshares, Inc.	151,595
3,005	United Community Banks, Inc.	101,569
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
5,900	Unity Bancorp, Inc.	161,247
9,900	Waterstone Financial, Inc.	170,676
10,100	West BanCorp, Inc.	258,055
26,300	Western New England Bancorp, Inc.	248,798
5,200	Westwood Holdings Group, Inc.	57,895

		41,186,300

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Health Care — 1.10%
6,650	Artivion, Inc.*	$80,598
4,600	Computer Programs and Systems, Inc.*	125,212
13,000	FONAR Corp.*	217,750
6,500	Meridian Bioscience, Inc.*	215,865
7,200	Phibro Animal Health Corp., Class A	96,552
8,700	ProPhase Labs, Inc.	83,781
13,800	Sensus Healthcare, Inc.*	102,396
1,300	UFP Technologies, Inc.*	153,257
13,200	Viemed Healthcare, Inc.*	99,792

		1,175,203

Industrials — 18.23%
7,300	Acme United Corp.	159,870
5,250	Alamo Group, Inc.	743,400
2,924	Allied Motion Technologies, Inc.	101,784
69,700	ARC Document Solutions, Inc.	204,221
14,900	BGSF, Inc.	228,268
5,000	BlueLinx Holdings, Inc.*	355,550
24,090	CBIZ, Inc.*	1,128,617
25,774	CECO Environmental Corp.*	301,040
10,678	Cenveo, Inc.*,(a),(b),(c)	0
2,400	Chicago Rivet & Machine Co.	68,712
15,800	Commercial Vehicle Group, Inc.*	107,598
27,978	CompX International, Inc.	517,033
38,300	Costamare, Inc.	355,424
9,500	Covenant Logistics Group, Inc.	328,415
900	CRA International, Inc.	110,187
6,700	DLH Holdings Corp.*	79,496
27,760	Ducommun, Inc.*	1,386,890
15,900	Eastern Co. (The)	306,552
2,500	Encore Wire Corp.	343,900
33,660	Ennis, Inc.	745,906
730	EnPro Industries, Inc.	79,344
9,690	Espey Mfg. & Electronics Corp.*	137,598
4,700	EVI Industries, Inc.*	112,189
414	Genco Shipping & Trading Ltd.	6,359
3,180	Gibraltar Industries, Inc.*	145,898
11,210	Greenbrier Cos., Inc. (The)	375,871
24,050	Griffon Corp.	860,750
4,400	Hudson Global, Inc.*	99,572
3,400	Hurco Cos., Inc.	88,842
7,800	Insteel Industries, Inc.	214,656
12,300	L B Foster Co., Class A*	119,064
21,200	Limbach Holdings, Inc.*	220,692
22,500	LS Starrett Co. (The), Class A*	165,600
63,850	LSI Industries, Inc.	781,524
9,300	Manitowoc Co., Inc. (The)*	85,188
33,340	Marten Transport Ltd.	659,465

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

6,400	Mastech Digital, Inc.*	$70,464
24,979	Miller Industries, Inc.	665,940
16,000	Mistras Group, Inc.*	78,880
3,800	National Presto Industries, Inc.	260,148
9,800	Northwest Pipe Co.*	330,260
4,400	PAM Transportation Services, Inc.*	113,960
40,500	Park Aerospace Corp.	543,105
6,700	Park-Ohio Holdings Corp.	81,941
9,100	Powell Industries, Inc.	320,138
3,000	Preformed Line Products Co.	249,870
12,900	Quanex Building Products Corp.	305,472
28,600	Quest Resource Holding Corp.*	174,746
34,400	Radiant Logistics, Inc.*	175,096
7,200	RCM Technologies, Inc.*	88,848
13,600	Resources Connection, Inc.	249,968
6,940	Rush Enterprises, Inc., Class A	362,823
22,000	Safe Bulkers, Inc.	64,020
3,100	Standex International Corp.	317,471
11,700	Sterling Infrastructure, Inc.*	383,760
4,200	Tecnoglass, Inc.	129,234
21,710	Textainer Group Holdings Ltd.	673,227
10,500	Titan Machinery, Inc.*	417,165
10,730	V2X, Inc.*	443,042
3,400	VSE Corp.	159,392
18,338	Willis Lease Finance Corp.*	1,082,125

		19,466,570

Information Technology — 7.21%
8,600	Amtech Systems, Inc.*	65,360
8,800	AstroNova, Inc.*	112,816
6,400	Aviat Networks, Inc.*	199,616
25,400	AXT, Inc.*	111,252
14,800	Bel Fuse, Inc., Class B	487,216
16,500	BM Technologies, Inc.*	85,965
1,400	Clearfield, Inc.*	131,796
18,100	CompoSecure, Inc.*	88,871
11,200	Computer Task Group, Inc.*	84,672
6,200	CPI Card Group, Inc.*	223,696
14,550	CTS Corp.	573,561
20,450	Digi International, Inc.*	747,448
7,580	ePlus, Inc.*	335,642
17,500	Franklin Wireless Corp.*	78,050
30,000	Immersion Corp.*	210,900
1,300	Insight Enterprises, Inc.*	130,351
9,200	inTEST Corp.*	94,760
1,700	JinkoSolar Holding Co. Ltd., ADR*	69,496
22,400	Kimball Electronics, Inc.*	506,016
13,640	Methode Electronics, Inc.	605,207

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

4,800	M-Tron Industries, Inc.*	$42,000
6,300	Nortech Systems, Inc.*	78,750
31,000	Park City Group, Inc.	153,450
11,920	PC Connection, Inc.	559,048
31,700	PCTEL, Inc.	136,310
30,330	Photronics, Inc.*	510,454
22,800	Priority Technology Holdings, Inc.*	119,928
12,500	Richardson Electronics Ltd.	266,625
64,900	SigmaTron International, Inc.*	249,216
16,680	Vishay Precision Group, Inc.*	644,682

		7,703,154

Materials — 3.68%
34,600	American Vanguard Corp.	751,166
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
8,400	Clearwater Paper Corp.*	317,604
15,500	Core Molding Technologies, Inc.*	201,345
30,000	Fortitude Gold Corp.	165,300
12,300	Friedman Industries, Inc.	120,417
58,090	FutureFuel Corp.	472,272
8,800	Hawkins, Inc.	339,680
3,400	Haynes International, Inc.	155,346
1,500	Innospec, Inc.	154,290
6,840	Materion Corp.	598,568
9,400	Olympic Steel, Inc.	315,652
5,200	Ryerson Holding Corp.	157,352
17,700	Tredegar Corp.	180,894

		3,929,886

Real Estate — 3.41%
13,800	Alpine Income Property Trust, Inc., REIT	263,304
9,000	AMREP Corp.*	103,950
4,800	Community Healthcare Trust, Inc., REIT	171,840
13,375	CTO Realty Growth, Inc., REIT	244,495
20,000	Farmland Partners, Inc., REIT	249,200
3,900	FRP Holdings, Inc.*	210,054
11,242	Getty Realty Corp., REIT	380,542
8,800	Global Medical REIT, Inc.	83,424
5,200	Newlake Capital Partners, Inc., REIT	83,304
23,032	One Liberty Properties, Inc., REIT	511,771
5,700	Postal Realty Trust, Inc., Class A	82,821
7,700	RE/MAX Holdings, Inc., Class A	143,528
4,100	RMR Group, Inc. (The), Class A	115,825
19,000	RPT Realty, REIT	190,760
12,700	Urstadt Biddle Properties, Inc., REIT, Class A	240,665
58,810	Whitestone, REIT	566,928

		3,642,411

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Utilities — 1.61%
1,600	Artesian Resources Corp., Class A	$93,728
2,985	Chesapeake Utilities Corp.	352,767
1,400	Middlesex Water Co.	110,138
8,800	Pure Cycle Corp.*	92,224
7,500	RGC Resources, Inc.	165,375
3,900	SJW Group	316,641
11,466	Unitil Corp.	588,894

		1,719,767

Total Common Stocks (Cost $84,022,468)		105,725,600

Exchange Traded Funds — 0.40%
4,000	iShares Russell Microcap Index Fund	431,320

Total Exchange Traded Funds (Cost $446,675)		431,320

Rights/Warrants — 0.03%
1,136	Chord Energy Corp, *	23,163
568	Chord Energy Corp, *	10,332
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	1,720

Total Rights/Warrants (Cost $95,622)		35,215

Investment Company — 0.80%
851,152	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	851,152

Total Investment Company (Cost $851,152)		851,152

Total Investments (Cost $85,415,917) — 100.24%		$107,043,287
Liabilities in excess of other assets — (0.24)%		(254,287)

NET ASSETS — 100.00%		$106,789,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

REIT - Real Estate Investment Trust